Interim Condensed Consolidated Balance Sheets (Parentheticals)	Jun. 30, 2024 ¥ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 ¥ / shares shares
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares, shares authorized	480,000,000	480,000,000	480,000,000
Ordinary shares, shares issued	14,942,623	14,942,623	14,942,623
Ordinary shares, shares outstanding	14,942,623	14,942,623	14,942,623
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	6,409,600	6,409,600	6,409,600
Ordinary shares, shares outstanding	6,409,600	6,409,600	6,409,600